VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—48.5%
Advertising—0.4%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 760	$ 792
144A 7.500%, 6/1/29(1)	1,445	1,485
		2,277

Aerospace & Defense—1.1%
TransDigm, Inc.
6.375%, 6/15/26	2,400	2,469
5.500%, 11/15/27	2,240	2,254
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	671	735
144A 6.250%, 9/15/24(1)	825	828
		6,286

Airlines—1.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,955	2,371
144A 5.750%, 4/20/29(1)	1,515	1,580
Delta Air Lines, Inc. 7.375%, 1/15/26	3,595	4,159
		8,110

Auto Components—2.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	2,760	2,862
Clarios Global LP 144A 8.500%, 5/15/27(1)	3,010	3,168
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31(2)	1,465	1,545
144A 5.250%, 7/15/31(1)	1,495	1,559
Tenneco, Inc.
5.000%, 7/15/26(2)	1,455	1,389
144A 7.875%, 1/15/29(1)	655	700
		11,223

Auto Manufacturers—1.4%
Ford Motor Co.
9.000%, 4/22/25	2,545	3,092
	Par Value	Value

Auto Manufacturers—continued
9.625%, 4/22/30	$ 2,205	$ 3,197
Ford Motor Credit Co. LLC
5.125%, 6/16/25	735	795
4.000%, 11/13/30	745	781
		7,865

Building Materials—0.6%
Griffon Corp. 5.750%, 3/1/28	1,165	1,201
Koppers, Inc. 144A 6.000%, 2/15/25(1)	2,095	2,131
		3,332

Chemicals—0.6%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	1,485	1,440
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	2,110	2,122
		3,562

Commercial Services—2.0%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,475	1,435
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	2,060	2,108
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,430	1,482
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	470	464
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,425	1,397
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,405	1,426
United Rentals North America, Inc. 5.250%, 1/15/30	2,395	2,581
		10,893

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Computers—0.3%
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 1,415	$ 1,430
Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	1,330	1,378
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	3,020	3,160
		4,538

Cosmetics & Personal Care—0.3%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)(2)	1,430	1,491
Diversified Financial Services—1.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,400	1,395
144A 5.750%, 11/15/31(1)	730	712
Navient Corp.
6.750%, 6/15/26	1,790	1,934
5.000%, 3/15/27	1,585	1,591
4.875%, 3/15/28	705	686
OneMain Finance Corp.
8.250%, 10/1/23	1,565	1,713
6.625%, 1/15/28	1,810	2,005
5.375%, 11/15/29	90	95
		10,131

Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,810	1,968
Entertainment—2.8%
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	4,990	3,593
	Par Value	Value

Entertainment—continued
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	$ 2,065	$ 2,147
144A 8.125%, 7/1/27(1)	1,325	1,454
International Game Technology plc 144A 6.250%, 1/15/27(1)	2,890	3,179
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,010	2,035
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	2,080	2,189
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	950	947
		15,544

Environmental Services—0.4%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	2,170	2,170
Equity Real Estate Investment Trusts (REITs)—0.5%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	1,450	1,445
Service Properties Trust
4.350%, 10/1/24	595	580
4.500%, 3/15/25	880	849
		2,874

Food & Beverage—2.0%
Kraft Heinz Foods Co. 6.500%, 2/9/40	2,255	3,212
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	2,750	2,832
144A 4.250%, 8/1/29(1)	1,495	1,439

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Food & Beverage—continued
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	$ 1,490	$ 1,447
US Foods, Inc. 144A 4.750%, 2/15/29(1)	1,990	2,015
		10,945

Healthcare-Products—0.3%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	1,470	1,468
Healthcare-Services—1.0%
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	865	858
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,380	1,449
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	3,260	3,330
		5,637

Home Builders—0.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	1,199	1,246
Home Furnishings—0.1%
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	740	715
Internet—1.0%
Netflix, Inc. 144A 5.375%, 11/15/29(1)	1,730	2,046
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,125	1,198
144A 7.500%, 9/15/27(1)	1,900	2,062
		5,306

Investment Companies—0.4%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,140	2,202
	Par Value	Value

Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	$ 2,195	$ 2,266
United States Steel Corp. 6.875%, 3/1/29(2)	2,010	2,105
		4,371

Leisure Time—1.6%
Carnival Corp.
144A 10.500%, 2/1/26(1)	1,290	1,470
144A 5.750%, 3/1/27(1)	760	743
144A 6.000%, 5/1/29(1)	1,460	1,419
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	3,010	2,934
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	866	967
144A 5.500%, 4/1/28(1)(2)	1,520	1,478
		9,011

Lodging—0.7%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	680	727
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	1,085	1,087
MGM Resorts International 4.750%, 10/15/28	1,480	1,510
Station Casinos LLC 144A 4.625%, 12/1/31(1)	730	724
		4,048

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	2,215	2,257
Media—4.4%
CCO Holdings LLC 4.500%, 5/1/32	2,310	2,300
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	2,230	2,367
144A 5.750%, 1/15/30(1)	685	671
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)(2)	2,160	2,198

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
DISH DBS Corp.
7.375%, 7/1/28	$ 3,025	$ 2,964
144A 5.750%, 12/1/28(1)	1,150	1,133
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)(2)	730	732
Gray Television, Inc. 144A 4.750%, 10/15/30(1)(2)	2,280	2,197
Meredith Corp. 6.875%, 2/1/26	1,717	1,776
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,200
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,240	2,215
TEGNA, Inc. 5.000%, 9/15/29	1,415	1,419
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	960	931
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,115	1,156
		24,259

Metal Fabricate/Hardware—0.6%
Park-Ohio Industries, Inc. 6.625%, 4/15/27(2)	3,580	3,312
Mining—0.9%
Freeport-McMoRan, Inc. 5.250%, 9/1/29	2,265	2,446
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	1,495	1,469
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	904	988
		4,903

Oil, Gas & Consumable Fuels—5.2%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	1,215	1,332
144A 5.375%, 3/1/30(1)	750	774
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	1,710	1,674
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	680	680
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	$ 2,430	$ 2,565
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	1,480	1,539
144A 5.875%, 1/15/30(1)	700	701
Continental Resources, Inc.
4.375%, 1/15/28(2)	905	975
144A 5.750%, 1/15/31(1)	865	1,008
EQT Corp. 7.500%, 2/1/30	1,275	1,609
Occidental Petroleum Corp.
5.550%, 3/15/26	2,510	2,683
6.625%, 9/1/30	2,510	3,011
PBF Holding Co. LLC 6.000%, 2/15/28	1,960	1,169
PDC Energy, Inc. 5.750%, 5/15/26(2)	2,150	2,172
SM Energy Co. 6.500%, 7/15/28	1,535	1,550
Southwestern Energy Co. 5.375%, 3/15/30	1,405	1,463
Sunoco LP 144A 4.500%, 4/30/30(1)	730	723
Transocean, Inc. 144A 8.000%, 2/1/27(1)	570	391
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,344
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	745	730
		29,093

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,452
Pharmaceuticals—2.2%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	1,490	1,460
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	2,585	2,658

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	$ 1,940	$ 1,840
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	2,235	2,335
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	2,480	2,527
Organon & Co. 144A 5.125%, 4/30/31(1)	1,455	1,486
		12,306

Pipelines—2.4%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,420
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	1,400	1,416
DCP Midstream Operating LP 5.125%, 5/15/29	1,665	1,846
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,415	1,528
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	2,150	2,135
NuStar Logistics LP 6.375%, 10/1/30	1,445	1,539
Targa Resources Partners LP
6.500%, 7/15/27	980	1,042
6.875%, 1/15/29	2,300	2,548
		13,474

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	2,032
Retail—1.4%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	725	729
	Par Value	Value

Retail—continued
144A 5.000%, 2/15/32(1)	$ 725	$ 730
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,945	2,158
Carvana Co. 144A 4.875%, 9/1/29(1)	2,235	2,122
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	740	733
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,475	1,409
		7,881

Semiconductors—0.7%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,750	3,970
Software—1.1%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	2,195	2,150
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	1,480	1,502
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	2,310	2,401
		6,053

Telecommunications—3.1%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	1,355	1,402
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	1,585	1,613
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	625	561
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,295	1,299
144A 6.000%, 1/15/30(1)(2)	740	728

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	$ 1,460	$ 1,621
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	1,590	1,582
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	915	860
144A 5.375%, 6/15/29(1)(2)	2,125	2,069
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(2)	1,075	968
Sprint Corp. 7.625%, 3/1/26	2,415	2,853
T-Mobile USA, Inc. 3.500%, 4/15/31	1,465	1,489
		17,045

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,500	1,667
144A 5.500%, 5/1/28(1)	750	735
		2,402

Total Corporate Bonds and Notes (Identified Cost $265,279)		269,082

Leveraged Loans—0.5%
Healthcare-Services—0.3%
Aveanna Healthcare LLC
(1 month LIBOR + 3.750%) 0.000%, 7/17/28 (3)(4)	260	258
	Par Value	Value

Healthcare-Services—continued
2021, First Lien (1 month LIBOR + 3.750%) 4.250%, 7/17/28 (4)	$ 1,120	$ 1,110
		1,368

Retail—0.2%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (4)	1,174	1,166
Total Leveraged Loans (Identified Cost $2,548)		2,534

	Shares
Convertible Preferred Stocks—26.0%
Auto Components—1.8%
Aptiv plc Series A, 5.500%	56,155	10,025
Banks—7.6%
Bank of America Corp. Series L, 7.250%	12,080	17,129
Wells Fargo & Co. Series L, 7.500%	16,980	24,893
		42,022

Commercial Services & Supplies—0.6%
GFL Environmental, Inc., 6.000%	39,370	3,449
Communications Equipment—1.0%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	5,305	5,277

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Shares	Value

Diversified Financial Services—0.5%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,830	$ 2,818
Electric Utilities—3.3%
NextEra Energy, Inc., 5.279%	78,590	4,251
NextEra Energy, Inc., 6.219%(2)	254,310	13,733
		17,984

Healthcare Equipment & Supplies—1.4%
Boston Scientific Corp. Series A, 5.500%(2)	71,510	7,508
Life Sciences Tools & Services—5.2%
Avantor, Inc. Series A, 6.250%	84,600	10,204
Danaher Corp. Series A, 4.750%	8,695	18,634
		28,838

Pharmaceuticals—0.4%
Elanco Animal Health, Inc., 5.000%(2)	50,815	2,285
Professional Services—0.5%
Clarivate plc Series A, 5.250%	33,115	2,971
Semiconductors & Semiconductor Equipment—3.7%
Broadcom, Inc. Series A, 8.000%	11,935	20,715
Total Convertible Preferred Stocks (Identified Cost $97,403)		143,892

	Shares	Value

Preferred Stocks—0.5%
Entertainment—0.5%
LiveStyle, Inc. Series B(5)(6)(7)(8)(9)	25,188	$ 2,519
LiveStyle, Inc. Series B(5)(6)(7)(8)	6,750	—
		2,519

Total Preferred Stocks (Identified Cost $9,219)		2,519

Common Stocks—1.2%
Banks—1.2%
CCF Holdings LLC(7)(8)	7,808,320	6,012
CCF Holdings LLC Class M(7)(8)	879,959	678
		6,690

Consumer Finance—0.0%
Erickson, Inc.(7)(8)	8,295	202
Entertainment—0.0%
LiveStyle, Inc.(5)(6)(7)(8)(9)	90,407	—(10)
Total Common Stocks (Identified Cost $30,173)		6,892

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(7)(8)	1,455,681	757
Media—0.0%
Affinion Group Holdings(7)(8)(9)	15,602	—
Total Warrants (Identified Cost $3,080)		757

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—77.8%
Airlines—2.1%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)(2)	$ 3,930	$ 3,698
Southwest Airlines Co. 1.250%, 5/1/25	5,750	7,723
		11,421

Auto Manufacturers—3.4%
Ford Motor Co. 144A 0.000%, 3/15/26(1)(2)	5,270	6,831
NIO, Inc.
144A 0.000%, 2/1/26(1)	2,010	1,779
144A 0.500%, 2/1/27(1)	3,355	2,914
Tesla, Inc. 2.000%, 5/15/24	395	7,283
		18,807

Banks—2.1%
BofA Finance LLC 0.125%, 9/1/22	5,970	6,600
JPMorgan Chase Bank N.A. 144A 0.125%, 1/1/23(1)	5,220	5,168
		11,768

Biotechnology—1.7%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	3,125	2,476
Exact Sciences Corp. 0.375%, 3/1/28	5,125	5,137
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	2,435	2,044
		9,657

Commercial Services—3.2%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	3,175	3,115
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	1,695	1,678
144A 0.500%, 8/1/27(1)	3,750	3,212
	Par Value	Value

Commercial Services—continued
Square, Inc.
0.000%, 5/1/26(2)	$ 8,680	$ 9,434
0.250%, 11/1/27(2)	275	306
		17,745

Computers—1.6%
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,175	2,400
Zscaler, Inc. 0.125%, 7/1/25	2,745	6,443
		8,843

Diversified Financial Services—2.2%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	5,780	6,797
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	5,060	5,487
		12,284

Electronics—1.3%
II-VI, Inc. 0.250%, 9/1/22	3,630	4,978
Itron, Inc. 144A 0.000%, 3/15/26(1)	2,400	2,072
		7,050

Energy-Alternate Sources—2.5%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	2,665	2,981
144A 0.000%, 3/1/28(1)	3,785	4,368
Plug Power, Inc. 3.750%, 6/1/25	490	3,878
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	2,280	2,838
		14,065

Entertainment—2.1%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	5,875	4,552
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Entertainment—continued
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)(2)	$ 6,875	$ 7,317
		11,869

Equity Real Estate Investment Trusts (REITs)—1.4%
Pebblebrook Hotel Trust 1.750%, 12/15/26	3,620	3,832
Two Harbors Investment Corp. 6.250%, 1/15/22	3,975	3,985
		7,817

Healthcare-Products—1.5%
Insulet Corp. 0.375%, 9/1/26	3,970	5,530
Natera, Inc. 2.250%, 5/1/27	1,055	2,649
		8,179

Healthcare-Services—2.2%
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	9,505	7,516
Teladoc Health, Inc. 1.250%, 6/1/27	5,415	4,923
		12,439

Internet—17.5%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	8,685	8,598
Booking Holdings, Inc. 0.750%, 5/1/25(2)	3,190	4,292
Etsy, Inc.
0.125%, 9/1/27	2,595	4,009
144A 0.250%, 6/15/28(1)	3,065	4,069
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)(2)	5,895	6,319
fuboTV, Inc. 144A 3.250%, 2/15/26(1)	7,405	6,370
Lyft, Inc. 1.500%, 5/15/25	515	658
	Par Value	Value

Internet—continued
Mandiant, Inc. 0.875%, 6/1/24	$ 1,225	$ 1,266
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	4,680	7,429
Okta, Inc. 0.375%, 6/15/26	4,390	5,092
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	1,725	1,836
Palo Alto Networks, Inc.
0.750%, 7/1/23	575	1,184
0.375%, 6/1/25	4,165	7,757
Sea Ltd. 0.250%, 9/15/26	6,100	5,951
Snap, Inc. 144A 0.000%, 5/1/27(1)	8,970	8,666
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	4,580	4,165
Twitter, Inc. 144A 0.000%, 3/15/26(1)	6,815	6,056
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	6,395	5,935
Wayfair, Inc. 0.625%, 10/1/25	6,330	6,226
Zillow Group, Inc. 2.750%, 5/15/25(2)	1,160	1,376
		97,254

Leisure Time—2.4%
NCL Corp., Ltd.
5.375%, 8/1/25	1,710	2,317
144A 1.125%, 2/15/27(1)	4,660	4,269
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	1,710	2,036
2.875%, 11/15/23	4,080	4,570
		13,192

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Machinery-Diversified—0.4%
Middleby Corp. (The) 1.000%, 9/1/25	$ 1,585	$ 2,289
Media—2.5%
DISH Network Corp.
3.375%, 8/15/26(2)	3,510	3,236
144A 0.000%, 12/15/25(1)	3,435	3,306
Liberty Media Corp.
1.375%, 10/15/23	3,765	5,441
144A 0.500%, 12/1/50(1)	1,495	1,972
		13,955

Oil, Gas & Consumable Fuels—2.8%
EQT Corp. 1.750%, 5/1/26	4,560	6,961
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	5,080	8,760
		15,721

Pharmaceuticals—1.7%
Dexcom, Inc. 0.250%, 11/15/25(2)	3,830	4,618
Jazz Investments I Ltd. 2.000%, 6/15/26	4,060	4,496
		9,114

Pipelines—3.8%
Cheniere Energy, Inc. 4.250%, 3/15/45	24,750	20,947
Retail—1.9%
Burlington Stores, Inc. 2.250%, 4/15/25	3,390	5,033
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	1,475	5,311
		10,344

Semiconductors—1.4%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	1,395	1,564
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)(2)	$ 3,020	$ 4,137
Wolfspeed, Inc. 1.750%, 5/1/26	755	1,999
		7,700

Software—15.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,850	3,638
Avalara, Inc. 144A 0.250%, 8/1/26(1)	3,675	3,495
Bentley Systems, Inc.
144A 0.125%, 1/15/26(1)	3,870	3,945
144A 0.375%, 7/1/27(1)	1,060	975
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)(2)	5,790	6,259
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	6,525	8,050
Coupa Software, Inc. 0.375%, 6/15/26	5,535	5,646
Datadog, Inc. 0.125%, 6/15/25	2,655	5,325
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	4,270	4,171
DocuSign, Inc. 144A 0.000%, 1/15/24(1)(2)	3,910	3,965
Fastly, Inc. 144A 0.000%, 3/15/26(1)	3,710	3,112
Five9, Inc. 0.500%, 6/1/25	1,180	1,469
i3 Verticals LLC 1.000%, 2/15/25	2,435	2,147
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	1,425	1,395
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)(2)	3,665	2,939
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	2,135	2,014
Porch Group, Inc. 144A 0.750%, 9/15/26(1)	5,435	5,958

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
RingCentral, Inc. 0.000%, 3/1/25	$ 4,980	$ 4,972
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	690	1,320
Splunk, Inc. 1.125%, 6/15/27	6,015	5,688
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	4,565	4,355
Workday, Inc. 0.250%, 10/1/22	3,275	6,119
Zynga, Inc. 144A 0.000%, 12/15/26(1)	1,450	1,321
		88,278

Telecommunications—0.2%
Viavi Solutions, Inc. 1.000%, 3/1/24	725	905
Total Convertible Bonds and Notes (Identified Cost $406,649)		431,643

Total Long-Term Investments—154.6% (Identified Cost $814,351)		857,319

	Shares
Short-Term Investment—8.8%
Money Market Mutual Fund—8.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	49,073,304	49,073
Total Short-Term Investment (Identified Cost $49,073)		49,073

	Shares	Value

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	11,139,019	$ 11,139
Total Securities Lending Collateral (Identified Cost $11,139)		11,139

TOTAL INVESTMENTS—165.4% (Identified Cost $874,563)		$917,531
Other assets and liabilities, net—(7.2)%		(39,688)
Preferred Shares—(58.3)%		(323,275)
NET ASSETS—100.0%		$554,568

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities amounted to a value of $386,038 or 69.6% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility.
(3)	This loan will settle after November 30, 2021, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
(4)	Variable rate security. Rate disclosed is as of November 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.45% of net assets.
(6)	Affiliated company.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Non-income producing.
(9)	Security is restricted from resale.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
United Kingdom	1
Canada	1
Cayman Islands	1
Liberia	1
Jersey	1
Bermuda	1
Total	100%
† % of total investments as of November 30, 2021.

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of November 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at November 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$269,082	$—	$269,082	$—
Leveraged Loans	2,534	—	2,534	—
Convertible Bonds and Notes	431,643	—	431,643	—
Equity Securities:
Convertible Preferred Stocks	143,892	135,797	8,095	—
Common Stocks	6,892	—	—	6,892
Preferred Stocks	2,519	—	—	2,519(1)
Warrants	757	—	—	757(1)
Securities Lending Collateral	11,139	11,139	—	—
Money Market Mutual Fund	49,073	49,073	—	—
Total Investments	$917,531	$196,009	$711,354	$10,168

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at November 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants	Preferred Stock
Investments in Securities
Balance as of February 28, 2021:	$ 21,123	$ 10,793	$ 1,776	$ 213	$ 147	$ 8,194
Accrued discount/(premium)	11	11	—	—	—	—
Realized gain (loss)	(4,718)	(4,881)	—	— (a)	—	163
Change in unrealized appreciation (depreciation)(b)	6,354	22,429	—	(16,387)	610	(298)
Purchases	23,138	—	72	23,066(c)	—	—
Sales(d)	(35,740)	(28,352)(c)	(1,848)	—	—	(5,540)
Balance as of November 30, 2021	$ 10,168	$ —	$ —	$ 6,892	$ 757(e)	$ 2,519(e)
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at November 30, 2021, was $(15,878).
(c) Includes securities issued or removed due to corporate actions.
(d) Includes paydowns on securities.
(e) Includes internally fair valued security currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2021:
Investments in Securities – Assets	Ending Balance at November 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$2,519	Market and Company Comparables	EV Multiples	4.96x (0.25x - 21.04x)
			Illiquidity Discount	30%

Common Stocks:
CCF Holdings LLC	$6,012	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$678	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%

Erickson, Inc.	$202	Market and Company Comparables	EV Multiples	1.24x (0.79x - 2.32x) 10.44x (8.69x - 13.96x) 1.01x (0.53x - 1.42x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	4.96x (0.25x - 21.04x)
			Illiquidity Discount	30%

Warrants:
CCF Holdings LLC	$757	Market and Company Comparables	EV Multiples	1.11x (0.33x - 1.98x) 0.57x (0.20x - 0.86x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55.34%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•        Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•        Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.